UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-02715

Exact name of registrant as specified in charter:
DELAWARE GROUP STATE TAX-FREE INCOME TRUST

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: February 28

Date of reporting period: August 31, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Pennsylvania Fund

August 31, 2008

Fixed income mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	4

Statement of operations	13

Statements of changes in net assets	14

Financial highlights	16

Notes to financial statements	22

Other Fund information	31

About the organization	35

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period March 1, 2008 to August 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008 to August 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio(s) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/08	8/31/08	Expense Ratio	3/1/08 to 8/31/08*
Actual Fund return
Class A	$1,000.00	$1,045.40	0.91%	$4.69
Class B	1,000.00	1,040.00	1.68%	8.64
Class C	1,000.00	1,041.40	1.68%	8.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.62	0.91%	$4.63
Class B	1,000.00	1,016.74	1.68%	8.54
Class C	1,000.00	1,016.74	1.68%	8.54

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The expenses in the table above include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees due to the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Sector allocation and credit quality breakdown
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.48%
Corporate Revenue Bonds	8.21%
Education Revenue Bonds	12.76%
Electric Revenue Bonds	1.33%
Escrowed to Maturity Bonds	7.53%
Health Care Revenue Bonds	14.36%
Housing Revenue Bonds	1.85%
Lease Revenue Bonds	4.84%
Local General Obligation Bonds	3.81%
Pre-Refunded Bonds	20.33%
Special Tax Revenue Bonds	0.24%
State General Obligation Bonds	1.05%
Transportation Revenue Bonds	8.84%
Water & Sewer Revenue Bonds	13.33%
Total Value of Securities	98.48%
Receivables and Other Assets Net of Liabilities	1.52%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	15.94%
AA	44.07%
A	14.81%
BBB	21.52%
BB	0.60%
Not Rated	3.06%
Total	100.00%

Statement of net assets
Delaware Tax-Free Pennsylvania Fund	August 31, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.48%
Corporate Revenue Bonds – 8.21%
Allegheny County Industrial Development Authority
Environmental Improvement Revenue Refunding
(USX 2nd Project) 5.50% 12/1/29	$13,000,000	$12,438,659
Beaver County Industrial Development Authority Pollution
Control Revenue Refunding (Atlantic Richfield Project)
5.95% 7/1/21	5,100,000	5,109,435
Bucks County Industrial Development Authority
Environmental Improvement Revenue (USX Project)
5.40% 11/1/17	2,250,000	2,311,133
Carbon County Industrial Development Authority Resource
Recovery Revenue Refunding (Panther Creek Partners
Project) 6.65% 5/1/10 (AMT)	4,035,000	4,110,858
Dauphin County Industrial Development Authority Water
Revenue Refunding (Dauphin Consolidated Water Supply
Project) Series B 6.70% 6/1/17	1,750,000	2,100,158
Delaware County Industrial Development Authority Water
Facilities Revenue (Philadelphia Suburban Water Project)
6.00% 6/1/29 (FGIC) (AMT)	3,000,000	3,012,540
Indiana County Industrial Development Authority Pollution
Control Revenue Refunding (PSE&G Power Project)
5.85% 6/1/27 (AMT)	3,000,000	2,791,260
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue (Proctor & Gamble Paper
Project) 5.375% 3/1/31 (AMT)	11,000,000	10,936,090
		42,810,133
Education Revenue Bonds – 12.76%
Allegheny County Higher Education Building Authority
Revenue (Carnegie Mellon University Project)
5.25% 3/1/32	1,900,000	1,922,401
(Chatham College Project)
Series A 5.85% 3/1/22	620,000	625,654
Series A 5.95% 3/1/32	1,000,000	1,004,060
Series B 5.75% 11/15/35	4,000,000	3,945,440
Delaware County Authority College Revenue Refunding
(Eastern College Project) Series B
5.50% 10/1/19	4,175,000	4,181,555
5.50% 10/1/24	2,850,000	2,777,154
(Haverford College Project) 5.75% 11/15/29	1,875,000	1,976,944

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Erie Higher Education Building Authority College Revenue
(Mercyhurst College Project) Series B 5.00% 3/15/23	$750,000	$707,033
Lehigh County General Purpose Authority Revenue
(Desales University Project) 5.125% 12/15/23 (RADIAN)	5,000,000	4,708,700
Lycoming County Authority College Revenue
(Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	5,040,550
Pennsylvania Economic Development Financing Authority
School Revenue (Germantown Friends School Project)
5.35% 8/15/31	2,820,000	2,846,029
Pennsylvania Higher Educational Facilities Authority College
& University Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,510,500
5.20% 5/1/32	1,000,000	1,003,270
(Edinboro University Student Housing)
5.875% 7/1/38	3,500,000	3,408,475
6.00% 7/1/42	1,400,000	1,374,996
(Lafayette College Project) 6.00% 5/1/30	2,500,000	2,602,575
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,514,318
(Thomas Jefferson University Project)
Series B 4.125% 9/1/26 (AMBAC)	1,610,000	1,614,878
Un-Refunded Balance 5.00% 1/1/29	1,000,000	907,320
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	1,928,460
Philadelphia Industrial Development Authority Revenue
(First Philadelphia Charter) Series A 5.75% 8/15/32	4,000,000	3,690,280
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,500,000	1,243,995
5.625% 7/1/28 (ACA)	1,000,000	879,370
Swarthmore Borough Authority College Revenue
(Swarthmore College Project) 5.00% 9/15/31	15,000,000	15,104,849
		66,518,806
Electric Revenue Bonds – 1.33%
^ Philadelphia Gas Works Revenue (Capital Appreciation)
Series 11-C 6.884% 1/1/12 (AMBAC)	2,500,000	2,190,900
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	4,800,000	4,746,096
		6,936,996

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds – 7.53%
Delaware County Authority Health Facilities Revenue
(Mercy Health Project) 6.00% 12/15/26	$3,500,000	$3,765,510
Pennsylvania Higher Educational Facilities Authority College
& University Revenue (University of the Arts Project)
5.20% 3/15/25 (RADIAN)	4,490,000	4,588,600
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Presbyterian Medical Center Project)
6.65% 12/1/19	13,000,000	15,645,370
Philadelphia Industrial Development Commercial Authority
Revenue (Girard Estates Facilities Leasing Project)
5.00% 5/15/27	4,500,000	4,504,905
Pittsburgh Urban Development Water & Sewer Authority
Revenue (Crossover Refunding Projects)
7.25% 9/1/14 (FGIC)	6,095,000	6,913,315
Southcentral General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	3,610,000	3,803,893
		39,221,593
Health Care Revenue Bonds – 14.36%
Allegheny County Hospital Development Authority Revenue
(Ohio Valley General Hospital Project) Series A
5.125% 4/1/35	1,750,000	1,510,373
(University of Pittsburgh Medical Center) Series A
5.00% 9/1/16	3,000,000	3,149,250
5.00% 9/1/17	4,500,000	4,701,330
Berks County Municipal Authority Revenue
(Health Care Reading Hospital Pooled Financing Project)
5.00% 3/1/28	11,750,000	11,394,093
Chester County Health & Educational Facilities Authority
Revenue (Jefferson Health Systems Project)
Series B 5.375% 5/15/27	14,270,000	14,304,532
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,500,000	2,105,625
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,989,650
(Health Center-Willow Valley Retirement Project)
5.875% 6/1/31	2,100,000	2,118,690

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Montgomery County Higher Education & Health Authority
Revenue (Abington Memorial Hospital)
Series A 5.125% 6/1/32	$6,500,000	$6,125,860
Montgomery County Industrial Development Authority
Revenue
(Acts Retirement Communities)
Series A 4.50% 11/15/36	3,000,000	2,250,300
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	909,080
5.00% 12/1/30	1,500,000	1,309,455
Mount Lebanon Hospital Authority Revenue
(St. Clair Memorial Hospital Project)
Series A 5.625% 7/1/32	4,500,000	4,513,455
Pennsylvania Economic Development Financing Authority
Revenue (Dr. Gertrude A. Barber Center Project)
5.90% 12/1/30 (RADIAN)	2,250,000	2,266,830
Pennsylvania Higher Educational Facilities Authority
Revenue (UPMC Health Systems Project)
Series A 6.00% 1/15/31	10,000,000	10,518,900
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Temple University Health System)
Series B 5.50% 7/1/30	5,000,000	4,657,250
		74,824,673
Housing Revenue Bonds – 1.85%
Allegheny County Residential Finance Authority
Single Family Mortgage Revenue
Series II-2 5.90% 11/1/32 (GNMA) (AMT)	700,000	691,411
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,466,619
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue
Series 66A 5.65% 4/1/29 (AMT)	415,000	418,175
Series 94-A 5.15% 10/1/37 (AMT)	4,500,000	3,940,245
Philadelphia Industrial Development Authority Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35	2,295,000	2,107,889
		9,624,339

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 4.84%
Allegheny County Industrial Development Authority Lease
Revenue (Residential Resource Project)
5.10% 9/1/26	$1,370,000	$1,251,564
5.125% 9/1/31	1,375,000	1,225,153
Pennsylvania Industrial Development Authority Revenue
Refunding (Economic Development)
5.50% 7/1/23	5,000,000	5,184,200
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series M-2
5.50% 7/1/35 (AMBAC)	2,100,000	2,196,264
Un-Refunded Balance Series I 5.25% 7/1/33	15,500,000	15,371,349
		25,228,530
Local General Obligation Bonds – 3.81%
Bucks County Industrial Development Authority
Multifamily Housing County-Guaranteed Revenue
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	1,265,000	1,281,167
5.50% 3/1/41 (AMT)	5,340,000	5,343,685
Canon McMillan School District Series B
5.25% 12/1/34 (FGIC)	3,580,000	3,616,373
Greater Johnstown School District Series C
5.125% 8/1/25 (MBIA)	7,485,000	7,626,840
Lancaster County Series A 5.00% 11/1/27 (FGIC)	2,000,000	2,014,520
		19,882,585
§Pre-Refunded Bonds – 20.33%
Allegheny County Redevelopment Authority Tax Increment
Revenue (Waterfront Project) Series B
6.40% 12/15/18-10	1,500,000	1,640,610
Erie Water Authority Revenue Series A
5.125% 12/1/25-11 (MBIA)	4,000,000	4,335,040
Lancaster County Hospital Authority Revenue
(General Hospital Project) 5.50% 3/15/26-13	3,000,000	3,350,430
Lancaster Industrial Development Authority Revenue
(Garden Spot Village Project) Series A 7.625% 5/1/31-10	1,650,000	1,813,878
McGuffey School District 5.125% 8/1/31-11 (FGIC)	2,000,000	2,155,940
Monroe County Hospital Authority Revenue
(Pocono Medical Center Project) 6.00% 1/1/43-14	6,710,000	7,658,593

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Montgomery County Higher Education & Health Authority
Revenue (Catholic Health East)
Series C 5.50% 11/15/24-14	$1,150,000	$1,298,891
Norwin School District 6.00% 4/1/30-10 (FGIC)	2,000,000	2,121,700
Pennsylvania Higher Education Assistance Agency Capital
Acquisition 5.875% 12/15/30-10 (MBIA)	7,385,000	7,978,532
Pennsylvania Higher Educational Facilities Authority College
& University Revenue (Thomas Jefferson University
Project) 5.00% 1/1/29-13	3,390,000	3,691,880
Pennsylvania State Public School Building Authority
Revenue (Lehigh Career & Technical Institute Project)
5.125% 10/1/28-13 (FGIC)	2,800,000	3,079,076
5.25% 10/1/32-13 (FGIC)	2,140,000	2,364,743
Philadelphia Hospitals & Higher Educational Facilities
Authority Revenue (Chestnut Hill College Project)
6.00% 10/1/29-09	4,360,000	4,623,082
Philadelphia Industrial Development Authority
Lease Revenue Series B 5.25% 10/1/30-11 (FSA)	4,510,000	4,917,433
Pittsburgh Water & Sewer Authority Revenue (1st Lien)
5.125% 12/1/31-12 (AMBAC)	10,000,000	10,899,400
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series G 5.00% 7/1/33-13	1,970,000	2,172,752
Series G 5.00% 7/1/42-13	3,280,000	3,617,578
Series J 5.00% 7/1/34-13	3,550,000	3,948,665
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	235,000	257,772
Southcentral General Authority Revenue
(Welllspan Health Obligated Project)
5.625% 5/15/26-11	16,390,000	17,943,280
St. Mary Hospital Authority Health System Revenue
(Catholic Health East Project) Series B
5.375% 11/15/34-14	9,750,000	10,944,180
West Cornwall Township Municipal Authority Revenue
(Elizabethtown College Project)
6.00% 12/15/27-11	1,615,000	1,790,841
Westmoreland County Municipal Authority Service Revenue
5.25% 8/15/28-15 (FSA)	3,000,000	3,383,010
		105,987,306

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 0.24%
Allegheny County Redevelopment Authority Tax Increment
Revenue (Waterfront Project) Series B 6.00% 12/15/10	$400,000	$417,048
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	850,080
		1,267,128
State General Obligation Bonds – 1.05%
Puerto Rico Commonwealth Public Improvement
5.50% 7/1/18	2,000,000	2,077,620
Refunding Series A 5.25% 7/1/15	3,250,000	3,370,608
		5,448,228
Transportation Revenue Bonds – 8.84%
Allegheny County Airport Revenue Refunding
(Pittsburgh International Airport Project) Series A
5.75% 1/1/14 (MBIA) (AMT)	6,910,000	7,232,006
Delaware River Port Authority (Pennsylvania &
New Jersey Port District Project) Series B
5.70% 1/1/21 (FSA)	8,560,000	8,823,648
Erie Western Port Authority General Revenue
6.25% 6/15/10 (AMT)	565,000	575,130
Lehigh Northampton Airport Authority Revenue
(Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (MBIA) (AMT)	1,525,000	1,541,851
6.00% 5/15/30 (MBIA) (AMT)	2,700,000	2,721,924
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Amtrak Project) Series A
6.375% 11/1/41 (AMT)	5,000,000	4,975,500
Pennsylvania Economic Development Financing Authority
Revenue (30th Street Station Garage Project)
5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,231,845
Pennsylvania Turnpike Commission Revenue Series R
5.00% 12/1/30 (AMBAC)	2,500,000	2,503,250
Philadelphia Industrial Development Authority Revenue
(Sub-Air Cargo Project) Series A
7.50% 1/1/25 (AMT)	2,500,000	2,516,100

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series AA 5.50% 7/1/18 (MBIA)	$8,000,000	$8,304,160
Un-Refunded Balance Series G 5.00% 7/1/33	1,030,000	990,273
Un-Refunded Balance Series G 5.00% 7/1/42	1,720,000	1,649,532
		46,065,219
Water & Sewer Revenue Bonds – 13.33%
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,127,828
6.00% 12/1/37	1,000,000	978,310
Philadelphia Water & Waste Revenue Refunding
5.25% 12/15/14 (AMBAC)	62,000,000	67,395,860
		69,501,998
Total Municipal Bonds
(cost $499,824,551)		513,317,534

Total Value of Securities – 98.48%
(cost $499,824,551)		513,317,534
Receivables and Other Assets
Net of Liabilities – 1.52%		7,929,205
Net Assets Applicable to 66,951,254
Shares Outstanding – 100.00%		$521,246,739

Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class A ($503,581,879 / 64,682,645 Shares)		$7.79
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class B ($6,695,113 / 860,146 Shares)		$7.78
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class C ($10,969,747 / 1,408,463 Shares)		$7.79

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

Components of Net Assets at August 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$515,893,611
Accumulated net realized loss on investments	(8,139,855)
Net unrealized appreciation of investments	13,492,983
Total net assets	$521,246,739

^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2008.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)	$7.79
Sales charge (4.50% of offering price) (B)	0.37
Offering price	$8.16

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement of operations
Delaware Tax-Free Pennsylvania Fund	Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Interest		$13,465,048

Expenses:
Management fees	$1,446,604
Distribution expenses – Class A	706,681
Distribution expenses – Class B	36,488
Distribution expenses – Class C	52,376
Dividend disbursing and transfer agent fees and expenses	145,880
Accounting and administration expenses	105,674
Legal fees	37,272
Interest and related expenses	28,684
Reports and statements to shareholders	22,089
Audit and tax	18,929
Trustees’ fees	13,214
Registration fees	11,725
Insurance fees	6,295
Pricing fees	5,764
Custodian fees	2,783
Consulting fees	2,400
Dues and services	615
Trustees’ expenses	585	2,644,058
Less fees absorbed or waived		(40,126)
Less waived disribution expenses – Class A		(115,090)
Less expense paid indirectly		(2,196)
Total operating expenses		2,486,646
Net Investment Income		10,978,402

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		4,404,768
Net change in unrealized appreciation/depreciation of investments		7,496,578
Net Realized and Unrealized Gain on Investments		11,901,346

Net Increase in Net Assets Resulting from Operations		$22,879,748

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six Months	Year
	Ended	Ended
	8/31/08	2/29/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,978,402	$23,173,513
Net realized gain (loss) on investments	4,404,768	(1,038,895)
Net change in unrealized
appreciation/depreciation of investments	7,496,578	(34,684,733)
Net increase (decrease) in net assets resulting
from operations	22,879,748	(12,550,115)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,676,085)	(22,760,346)
Class B	(124,183)	(320,082)
Class C	(178,134)	(322,400)
	(10,978,402)	(23,402,828)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,224,877	25,105,994
Class B	72,480	155,359
Class C	1,902,009	3,137,079

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,499,793	13,821,836
Class B	68,980	186,006
Class C	139,169	245,083
	25,907,308	42,651,357

	Six Months	Year
	Ended	Ended
	8/31/08	2/29/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(30,233,317)	$(58,836,009)
Class B	(1,161,020)	(3,889,233)
Class C	(1,052,031)	(1,388,630)
	(32,446,368)	(64,113,872)
Decrease in net assets derived from capital share transactions	(6,539,060)	(21,462,515)
Net Decrease (Increase) in Net Assets	5,362,286	(57,415,458)

Net Assets:
Beginning of period	515,884,453	573,299,911
End of period (there was no undistributed
net investment income at end of either period)	$521,246,739	$515,884,453

See accompanying notes

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate note issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate note issued
Total expenses prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
8/31/08[1]	2/29/08	2/28/07	2/28/06	2/28/05	2/29/04
(Unaudited)
$7.610	$8.140	$8.110	$8.140	$8.250	$8.140

0.164	0.327	0.337	0.347	0.365	0.365
0.180	(0.517)	0.033	(0.030)	(0.110)	0.110
0.344	(0.190)	0.370	0.317	0.255	0.475

(0.164)	(0.340)	(0.340)	(0.347)	(0.365)	(0.365)
(0.164)	(0.340)	(0.340)	(0.347)	(0.365)	(0.365)

$7.790	$7.610	$8.140	$8.110	$8.140	$8.250

4.54%	(2.44% )	4.68%	3.97%	3.23%	6.00%

$503,582	$498,583	$553,230	$570,329	$599,172	$638,325

0.90%	0.90%	0.91%	0.82%	0.83%	0.86%
0.01%	0.11%	0.11%	0.09%	0.06%	0.04%
0.91%	1.01%	1.02%	0.91%	0.89%	0.90%

0.96%	0.96%	0.97%	0.86%	0.87%	0.90%
0.01%	0.11%	0.11%	0.09%	0.06%	0.04%
0.97%	1.07%	1.08%	0.95%	0.93%	0.94%
4.17%	4.21%	4.18%	4.27%	4.54%	4.47%

4.11%	4.15%	4.12%	4.23%	4.50%	4.43%
40%	7%	10%	13%	11%	12%

[3] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate note issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate note issued
Total expenses prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
8/31/08[1]	2/29/08	2/28/07	2/28/06	2/28/05	2/29/04
(Unaudited)
$7.610	$8.130	$8.110	$8.140	$8.250	$8.140

0.134	0.276	0.275	0.285	0.303	0.301
0.170	(0.517)	0.023	(0.030)	(0.110)	0.110
0.304	(0.241)	0.298	0.255	0.193	0.411

(0.134)	(0.279)	(0.278)	(0.285)	(0.303)	(0.301)
(0.134)	(0.279)	(0.278)	(0.285)	(0.303)	(0.301)

$7.780	$7.610	$8.130	$8.110	$8.140	$8.250

4.00%	(3.07% )	3.76%	3.17%	2.44%	5.17%

$6,695	$7,540	$11,660	$17,762	$23,235	$29,589

1.67%	1.67%	1.68%	1.59%	1.61%	1.64%
0.01%	0.11%	0.11%	0.09%	0.06%	0.04%
1.68%	1.78%	1.79%	1.68%	1.67%	1.68%

1.69%	1.69%	1.70%	1.59%	1.61%	1.64%
0.01%	0.11%	0.11%	0.09%	0.06%	0.04%
1.70%	1.80%	1.81%	1.68%	1.67%	1.68%
3.40%	3.44%	3.41%	3.50%	3.76%	3.69%

3.38%	3.42%	3.39%	3.50%	3.76%	3.69%
40%	7%	10%	13%	11%	12%

[3] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate note issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate note issued
Total expenses prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
8/31/08[1]	2/29/08	2/28/07	2/28/06	2/28/05	2/29/04
(Unaudited)
$7.610	$8.140	$8.110	$8.140	$8.250	$8.140

0.134	0.276	0.275	0.284	0.302	0.301
0.180	(0.527)	0.033	(0.030)	(0.110)	0.110
0.314	(0.251)	0.308	0.254	0.192	0.411

(0.134)	(0.279)	(0.278)	(0.284)	(0.302)	(0.301)
(0.134)	(0.279)	(0.278)	(0.284)	(0.302)	(0.301)

$7.790	$7.610	$8.140	$8.110	$8.140	$8.250

4.14%	(3.19% )	3.88%	3.17%	2.43%	5.17%

$10,970	$9,761	$8,410	$7,950	$6,857	$6,070

1.67%	1.67%	1.68%	1.59%	1.61%	1.64%
0.01%	0.11%	0.11%	0.09%	0.06%	0.04%
1.68%	1.78%	1.79%	1.68%	1.67%	1.68%

1.69%	1.69%	1.70%	1.59%	1.61%	1.64%
0.01%	0.11%	0.11%	0.09%	0.06%	0.04%
1.70%	1.80%	1.81%	1.68%	1.67%	1.68%
3.40%	3.44%	3.41%	3.50%	3.76%	3.69%

3.38%	3.42%	3.39%	3.50%	3.76%	3.69%
40%	7%	10%	13%	11%	12%

[3] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund	August 31, 2008 (Unaudited)

Delaware Group® State Tax-Free Income Trust (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

The Fund sold out of its inverse floater position on March 14, 2008, and as of the period ended March 14, 2008, the Fund had an average daily liability from the participation in inverse floater program of $15,500,000 and recorded interest expense at an average rate of 4.22%.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.67% of average daily net assets through June 30, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the period ended August 31, 2008, the Fund was charged $13,209 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 expenses to be paid by Class A shareholders of the Fund will be sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit the Class A Shares’ 12b-1 fees from July 1, 2008 to June 30, 2009 to no more than 0.25% of average daily net assets.

This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At August 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$236,849
Dividend disbursing, transfer
agent and fund accounting oversight fees	28,030
Distribution fees payable to DDLP	114,238
Other expenses payable to DMC and affiliates*	23,767

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended August 31, 2008, the Fund was charged $18,470 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended August 31, 2008, DDLP earned $27,850 for commissions on sales of the Fund’s Class A shares. For the six months ended August 31, 2008, DDLP received gross CDSC commissions of $2,723 and $693 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustee’s of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended August 31, 2008, the Fund made purchases of $102,560,071 and sales of $105,743,849 of investment securities other than short-term investments.

At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments was $496,833,004. At August 31, 2008, net unrealized appreciation was $16,484,530, of which $22,235,337, related to unrealized appreciation of investments and $5,750,807 related to unrealized depreciation of investments.

Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

3. Investments (continued)

FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs that are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

Securities
Level 1	$—
Level 2	513,317,534
Level 3	—
Total	$513,317,534

There were no level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended August 31, 2008 and the year ended February 29, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	8/31/08*	2/29/08
Ordinary income	$21,387	$49,747
Tax-exempt income	10,957,015	23,353,081
Total	$10,978,402	$23,402,828

*Tax information for the six months ended August 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of August 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$515,893,611
Distribution payable	(540,969)
Undistributed tax-exempt income	540,969
Realized loss 3/1/08 – 8/31/08	(991,184)
Capital loss carryforwards as of 2/29/08	(10,140,218)
Unrealized appreciation of investments	16,484,530
Net assets	$521,246,739

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of the Fund’s participation in inverse floater programs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at February 29, 2008 will expire as follows: $8,323,306 expires in 2009, $1,161,652 expires in 2010, $316,507 expires in 2014 and $338,753 expires in 2016.

For the six months ended August 31, 2008, the Fund had capital losses of $991,184 which may increase the capital loss carryforwards.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	8/31/08	2/29/08
Shares sold:
Class A	2,208,117	3,143,596
Class B	9,199	19,373
Class C	242,819	391,963

Shares issued upon reinvestment of dividends and distributions:
Class A	832,495	1,730,710
Class B	8,835	23,292
Class C	17,825	30,695
	3,319,290	5,339,629

Shares repurchased:
Class A	(3,866,301)	(7,363,656)
Class B	(148,764)	(485,203)
Class C	(134,327)	(173,967)
	(4,149,392)	(8,022,826)
Net decrease	(830,102)	(2,683,197)

For the six months ended August 31, 2008 and year ended February 29, 2008, 71,605 Class B shares were converted to 71,605 Class A shares valued at $558,006 and 304,271 Class B shares were converted to 304,200 Class A shares valued at $2,441,583, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Inverse Floaters

The Fund may participate in inverse floater programs the Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. At August 31, 2008, the Fund no longer participates in the inverse floater program.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of August 31, 2008, or at any time during the period then ended.

9. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At August 31, 2008, 27% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the statement of net assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities)

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

9. Credit and Market Risk (continued)

sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)
Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Pennsylvania Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board

Other Fund information (unaudited)
Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement (continued)

also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered waivers in place through June 2008 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information (unaudited)
Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a)     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b)     Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP STATE TAX-FREE INCOME TRUST

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 28, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 28, 2008